Employee Benefits (Details 2) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	$ 1,363	$ 1,434	$ 1,528
Fair value of plan assets	(936)	(1,245)	(1,316)
Recognized liability for defined benefits obligations	427	189	212
Liability for other long-term benefits	793	682	33
Total recognized liabilities	1,220	871	245
Assets designed for payment of employee benefits	(773)	(683)
Net position from employee benefits	447	188	245
Unfunded Obligations [Member]
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)		615	703
Funded Obligations [Member]
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	$ 1,363	$ 819	$ 825